Intangible Assets (Details 2) (Non-compete agreements, Outpatient rehabilitation division of HealthSouth Corporation, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-compete agreements | Outpatient rehabilitation division of HealthSouth Corporation
Finite-lived intangible assets
Amortization expense	$ 340	$ 1,306	$ 4,247